Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Estimated useful lives of the Company’s property and equipment are as follows:

Buildings	25 years
Leasehold improvements	Shorter of 5 – 10 years or the remaining lease term
Equipment	3 – 6 years
Fixtures and motor vehicles	3 – 5 years
Information regarding property and equipment, net is as follows:

	As of March 31,
(in millions)	2024	2023
Buildings	$—	$75
Leasehold improvements	159	162
Equipment	388	368
Fixtures and motor vehicles	43	53
Construction in progress	16	—
Total property and equipment, gross	606	658
Less: Accumulated depreciation	(391)	(473)
Total property and equipment, net	$215	$185